Related Party Balances and Transactions (Details)	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended											12 Months Ended				12 Months Ended							12 Months Ended									12 Months Ended			12 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended			12 Months Ended												12 Months Ended
	Mar. 25, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 25, 2013 Ordinary Shares	Dec. 31, 2013 Ordinary Shares USD ($)	Dec. 31, 2014 Wuling Center USD ($)	Dec. 31, 2014 Wuling Center CNY	Dec. 31, 2013 Wuling Center USD ($)	Dec. 31, 2013 Wuling Center CNY	Dec. 31, 2012 Wuling Center USD ($)	Dec. 31, 2012 Wuling Center CNY	Dec. 31, 2014 Management USD ($)	Dec. 31, 2013 Management USD ($)	Dec. 31, 2014 Customer and supplier USD ($)	Dec. 31, 2013 Customer and supplier USD ($)	Dec. 31, 2014 Other USD ($)	Dec. 31, 2013 Other USD ($)	Dec. 31, 2014 Shanghai Yueshun Real Estate Development Co., Ltd USD ($)	Dec. 31, 2013 Shanghai Yueshun Real Estate Development Co., Ltd USD ($)	Dec. 31, 2014 CRERAT USD ($)	Dec. 31, 2013 CRERAT USD ($)	Dec. 31, 2012 CRERAT USD ($)	Dec. 31, 2012 CRERAT Selling, general and administrative expenses USD ($)	Dec. 31, 2014 SINA USD ($)	Dec. 31, 2012 SINA USD ($)	Dec. 31, 2013 SINA USD ($)	Dec. 31, 2014 SINA Selling, general and administrative expenses USD ($)	Dec. 31, 2014 SINA Cost of revenue USD ($)	Dec. 31, 2013 SINA Cost of revenue USD ($)	Dec. 31, 2012 SINA Cost of revenue USD ($)	Dec. 31, 2014 E-House China Real Estate Investment Fund I, L.P. USD ($)	Dec. 31, 2013 E-House China Real Estate Investment Fund I, L.P. USD ($)	Dec. 31, 2012 E-House China Real Estate Investment Fund I, L.P. USD ($)	Jan. 31, 2008 E-House China Real Estate Investment Fund I, L.P. USD ($)	Dec. 31, 2014 Shanghai Guanfu Treasure-house Assets Management Co., Ltd USD ($)	Dec. 31, 2014 Shanghai Guanfu Treasure-house Assets Management Co., Ltd Selling, general and administrative expenses USD ($)	Dec. 31, 2014 Shanghai Jin Yue Real Estate Development Co., Ltd USD ($)	Dec. 31, 2013 Shanghai Jin Yue Real Estate Development Co., Ltd USD ($)	Dec. 31, 2014 Shouxin Center USD ($)	Jan. 31, 2008 E-House Real Estate Asset Management Co., Ltd.	Jan. 31, 2010 Shanghai Yidezeng Equity Investment Center	Dec. 31, 2014 Shengyuan Center USD ($)	Dec. 31, 2013 Shengyuan Center USD ($)	Dec. 31, 2012 Shengyuan Center USD ($)	Jan. 31, 2010 Shengyuan Center Xin Zhou	Apr. 30, 2010 Shanghai Yidexin Equity Investment Center	Jan. 31, 2010 Shengquan Center USD ($)	Jan. 31, 2010 Shengquan Center CNY	Dec. 31, 2014 Shengquan Center USD ($)	Dec. 31, 2014 Shengquan Center CNY	Dec. 31, 2013 Shengquan Center USD ($)	Dec. 31, 2013 Shengquan Center CNY	Dec. 31, 2012 Shengquan Center USD ($)	Apr. 30, 2010 Shengquan Center Xin Zhou	Dec. 31, 2014 Xuyuechang Center USD ($)	Dec. 31, 2013 Xuyuechang Center USD ($)	Dec. 31, 2014 Xuyuerong Center USD ($)	Dec. 31, 2013 Xuyuerong Center USD ($)	Dec. 31, 2014 Xuyuezhen Center USD ($)	Dec. 31, 2013 Xuyuezhen Center USD ($)	Dec. 31, 2014 Hangzhou Kuyue USD ($)	Dec. 31, 2014 Muxin Center USD ($)
Amounts due from related parties
Total amounts due from related parties		$ 6,094,260	$ 1,263,416												$ 684	$ 981,648	$ 6,093,576	$ 281,768
Amounts due to related parties		7,356,186	5,535,512										2,024,000	2,760,000	4,831,288	1,745,263	500,898	1,030,249
Customer and supplier
Revenue																					136,708	1,084,047	52,120		445,733	1,855
Selling, general and administrative expenses recorded by the group																								476,706				4,911,660									409,305
Cost of revenue recorded by the group																													6,643,317	6,033,036	5,145,039
Intangible assets purchased																									1,473,498																																					1,778,188
Balances with customers, suppliers and affiliates who are related parties
Amount due from related parties																			280,750	281,768	684	981,648										5,388,646
Amount due to related parties																						(3,892)			(3,616,957)		(1,741,371)									(326,850)		(390,801)	(392,219)																	285,272	(103,331)	23,461	(480,081)	115,447	(54,618)	(887,481)	(110,097)
Percentage of ownership interest in subsidiary																																									51.00%	51.00%					51.00%
Amount invested by Mr. Xin Zhou, the Company's co-chairman and CEO, and Mr. Neil Nanpeng Shen, director of the company																																			28,000,000
Cash contribution made		8,890,449	5,766,873	2,161,001			2,946,996	18,000,000	4,428,486	27,000,000	2,386,440	15,000,000																																				10,065,348	65,000,000
Equity interest (as a percent)							6.50%	6.50%	6.50%	6.50%	6.50%	6.50%									51.00%																									8.00%		13.00%	13.00%						2.40%	0.60%		0.50%		0.50%		21.00%	23.40%
Amount received as a return of capital																																																		1,781,581	10,881,747	461,463	2,813,487
Ordinary shares issued to Kanrich					17,790,125	17,790,125
Aggregate price of shares issued to Kanrich	62,621,240		62,621,240			17,790
Management fees		$ 11,743,244	$ 6,334,198	$ 2,402,415			$ 3,012,485		$ 3,804,667								$ 1,061,829	$ 305,343														$ 5,386,412	$ 63,567	$ 202,198						$ 120,858			$ 1,410,790	$ 1,549,416	$ 1,580,360					$ 559,100		$ 611,205		$ 619,857									$ 191,770